RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet (Details) - Amount recognized - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	£ 4,301	£ 1,469
The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	2,319	659
Defined benefit pension schemes | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	4,404	1,578
Defined benefit pension schemes | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	2,384	727
Other post-retirement benefit schemes | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	(103)	(109)
Other post-retirement benefit schemes | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	£ (65)	£ (68)